Securities Act File No. 333-131820

           ICA No. 811- 21853

As filed with the Securities and Exchange Commission on April 3, 2012

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [   ]

 Pre-Effective Amendment No.    ____   [   ]

 Post-Effective Amendment No.   _51  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [   ]

Amendment No.                             52   [X]

(Check Appropriate Box or Boxes)

Northern Lights Variable Trust

(Exact Name of Registrant as Specified in Charter)

4020 South 147th Street

Omaha, NE 68137

Attention:  Michael Miola

 (Address of Principal Executive Offices)(Zip Code)

(631) 470-2600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copies to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 312 Walnut Street, Suite 1400 Cincinnati, Ohio 45202 513-352-6725 (phone) 513-241-4771 (fax)	Emile R. Molineaux, General Counsel Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, New York 11788 (631) 470-2616 (phone) (631) 470-2702 (fax)

  Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

(   )

immediately upon filing pursuant to paragraph (b).

(X)

on April 10, 2012 pursuant to paragraph (b).

(  )

60 days after filing pursuant to paragraph (a)(1).

(  )

on (date) pursuant to paragraph (a)(1).

(  )

75 days after filing pursuant to paragraph (a)(2).

(  )

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

(X)

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 45 to its Registration Statement until April 10, 2012.  Post-Effective Amendment No. 45 to the Trust’s Registration Statement relates to BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio and BCM Decathlon Aggressive Portfolio.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 45 under the Securities Act of 1933 and Amendment No. 46 under the Investment Company Act of 1940, filed on January 19, 2012, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 3rd day of April 2012.

                                                      NORTHERN LIGHTS FUND TRUST

                   (Registrant)

      /s/ Andrew Rogers

      By: Andrew Rogers,

      President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Michael Miola*	Trustee & Chairman	April 3, 2012
John V. Palancia*	Trustee	April 3, 2012
Gary Lanzen*	Trustee	April 3, 2012
Anthony Hertl*	Trustee	April 3, 2012
Mark Taylor*	Trustee	April 3, 2012
/s/ Andrew Rogers Andrew Rogers	President and Principal Executive Officer	April 3, 2012
Kevin Wolf*	Treasurer and Principal Accounting Officer	April 3, 2012

By:

Date:

/s/ James P. Ash, Esq.

April 3, 2012

James Ash

*Attorney-in-Fact – Pursuant to Powers of Attorney